Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 0.4	$ 0.4	$ 0.4
Balance at end of year	0.4	0.4	0.4
Gross decreases - prior period tax positions	$ 0.0	$ 0.0	$ 0.0